Leases - Information related to operating leases activity (Detail) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lease, Cost [Abstract]
Amortization of right of use assets	¥ 32,301	$ 4,640
Expense for short-term leases within 12 months	12,369
Interest of lease liabilities	8,480	$ 1,218
Lease, Cost	¥ 53,150